9. Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
Net Sectorial Financial Assets And Liabilities
Net Sectorial Financial Assets and Liabilities

The Net Sectorial Financial Assets and Liabilities are compounded of the values of: a) Compensation Account of Changes in Values and Portion A - CVA, composed of the variation between the expected and realized costs of electric power, power transmission and sector charges, and b) financial items, which correspond to overcontracting of energy, neutrality of charges and other tariff rights and obligations. After the homologation of the Annual Tariff Adjustment and Periodic Tariff Review, the new tariff applied for the tariff year allows the collection or return of the assets / liabilities constituted.

Thus, the balance as of December 31, 2018 is composed of: i) the previous cycle (2018 tariff adjustment), under amortization, which represents the balance approved by ANEEL already reflected in the tariff, and ii) by the cycle under constitution (2019 tariff adjustment and 2021 periodic tariff revision), whose values will be ratified by ANEEL in the next tariff events.

9.1	Composition of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2018		12.31.2017
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2018
Portion A
Electricity purchased for resale - CVA Energ	274,495	-	333,412	333,412
Electricity purchased for resale - Itaipu	278,072	-	250,851	250,851
Transport of energy using the transmission system - basic grid	28,100	-	18,056	18,056
Transport of energy purchased from Itaipu	8,312	-	5,063	5,063
System Service Charges - ESS	(240,248)	-	(211,735)	(211,735)
Energy Development Account - CDE	16,434	-	(28,800)	(28,800)
Proinfa	3,007	-	(33)	(33)
Other financial components
Neutrality	42,605	-	33,319	33,319
Overcontracting	(46,972)	-	(112,137)	(112,137)
Hydrological risk	(175,117)	-	(93,964)	(93,964)
Tariff refunds	(36,840)	-	(21,302)	(21,302)
CVA Angra III Adjustment	6,272	-	(1,121)	(1,121)
Other	5,429	-	-	-
	163,549	-	171,609	171,609
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	176,198	176,198	-	-
Electricity purchased for resale - Itaipu	304,085	304,086	-	-
Transport of energy using the transmission system - basic grid	(29,307)	(29,307)	-	-
Transport of energy purchased from Itaipu	7,469	7,469	-	-
System Service Charges - ESS	(120,862)	(120,862)	-	-
Energy Development Account - CDE	71,325	71,325	-	-
Proinfa	(9)	(9)	-	-
Other financial components
Neutrality	40,212	40,211	-	-
Overcontracting	(95,722)	(95,722)	-	-
Hydrological risk	(71,958)	(71,958)	-	-
Tariff refunds	(23,796)	(23,796)	-	-
	257,635	257,635	-	-
	421,184	257,635	171,609	171,609

		12.31.2018		12.31.2017
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2017
Portion A
Electricity purchased for resale - CVA Energ	-	-	(168,939)	-
ESS	-	-	(167,938)	-
CDE	-	-	(84,293)	-
Proinfa	-	-	(5,122)	-
Electricity purchased for resale - Itaipu	-	-	36,002	-
Transport of energy using the transmission system - basic grid	-	-	11,127	-
Transport of energy purchased from Itaipu	-	-	2,797	-
Other financial components
Tariff refunds	-	-	(12,470)	-
Overcontracting	-	-	87,949	-
Neutrality	-	-	54,609	-
CVA Angra III Adjustment	-	-	50,435	-
Other	-	-	3,024	-
	-	-	(192,819)	-
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	(96,531)	-	(90,700)
	-	(96,531)	-	(90,700)
	-	(96,531)	(192,819)	(90,700)

9.2	Changes in net sectorial financial assets and liabilities

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	December 31, 2017	Constitution	Amortization	Updating	flags	December 31, 2018
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	537,704	661,144	(348,586)	35,981	-	886,243
Electricity purchased for resale - CVA Energy (9.2.2)	497,885	710,482	(129,555)	31,053	(482,974)	626,891
Transport of energy using the transmission system - basic grid	47,239	(36,959)	(43,101)	2,307	-	(30,514)
Transport of energy purchased from Itaipu	12,923	21,526	(12,194)	995	-	23,250
ESS (9.2.3)	(591,408)	(302,226)	443,817	(32,155)	-	(481,972)
CDE (9.2.4)	(141,893)	231,308	69,851	(182)	-	159,084
Proinfa	(5,188)	6,111	2,024	42	-	2,989
Other financial components
Neutrality (9.2.5)	121,247	100,280	(100,661)	2,162	-	123,028
CVA Angra III Adjustment	48,193	8,482	(57,214)	6,811	-	6,272
Hydrological risk (9.2.6)	(187,928)	(310,975)	189,289	(9,419)	-	(319,033)
Tariff refunds (9.2.7)	(145,774)	(80,493)	52,290	(6,986)	-	(180,963)
Overcontracting (9.2.8)	(136,325)	(54,421)	(37,176)	(10,494)	-	(238,416)
Others	3,024	11,193	(8,892)	104	-	5,429
	59,699	965,452	19,892	20,219	(482,974)	582,288
Current assets	171,609					421,184
Noncurrent assets	171,609					257,635
Current liabilities	(192,819)					-
Noncurrent liabilities	(90,700)					(96,531)

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	January 1, 2017	Constitution	Amortization	Updating	flags	December 31, 2017
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	424,085	495,889	(420,054)	37,784	-	537,704
Electricity purchased for resale - CVA Energy (9.2.2)	(536,125)	937,324	517,751	(1,845)	(419,220)	497,885
Transport of energy using the transmission system - basic grid	8,411	50,426	(12,275)	677	-	47,239
Transport of energy purchased from Itaipu	7,703	11,067	(7,155)	1,308	-	12,923
ESS (9.2.3)	(273,418)	(529,932)	262,568	(50,626)	-	(591,408)
CDE (9.2.4)	70,611	(158,514)	(60,149)	6,159	-	(141,893)
Proinfa	17,293	(14,677)	(10,423)	2,619	-	(5,188)
Other financial components
Neutrality (9.2.5)	190,976	28,694	(99,593)	1,170	-	121,247
CVA Angra III Adjustment	-	97,426	(54,516)	5,283	-	48,193
Hydrological risk (9.2.6)	-	(183,728)	-	(4,200)	-	(187,928)
Tariff refunds (9.2.7)	(71,244)	(78,254)	13,479	(9,755)	-	(145,774)
Overcontracting (9.2.8)	156,170	(203,797)	(90,272)	1,574	-	(136,325)
Extraordinary Tariff Review	(257,353)	-	257,353	-	-	-
Financial exposure	(16,250)	-	16,250	-	-	-
Others	149	5,570	(3,418)	723	-	3,024
	(278,992)	457,494	309,546	(9,129)	(419,220)	59,699
Current assets	-					171,609
Noncurrent assets	-					171,609
Current liabilities	(155,261)					(192,819)
Noncurrent liabilities	(123,731)					(90,700)

9.2.1       Electricity purchased for resale – Itaipu

The power output from the Itaipu hydroelectric power plant is sold as quotas to utility companies in the South, Southeast and Midwest Brazilian regions in proportion to their markets, whose value is set in dollars per kilowatt of contracted monthly power (USD/kW). The invoices are paid in Brazilian currency and are used for currency conversion, the average USD sales rate calculated by the Central Bank of Brazil, on the business day immediately prior to the payment of the invoice.

The amount constituted in 2018 refers to the change in the power purchase cost and foreign exchange difference, in relation to that predicted in the last tariff adjustment, where the Itaipu HPP transfer tariff for 2018 was USD 27.87/kW (Resolution 2,363/2017). The dollar used in monthly payments was higher than the tariff coverage, thus generating a sectorial financial asset, which will be reversed in the next tariff adjustment in June 2019.

9.2.2       Electricity purchased for resale - CVA Energy

The balance constituted reflects the difference between the average price of payment related to the cost of energy purchased and the average price of tariff coverage, mainly due to the effects of contracting by availability (ECD) - associated with the dispatch of thermal plants and generation of wind farms and the transfer of the hydrological risk associated with the plants committed to Contracts of Quotas of Assured Power - CCGF, as well as the enterprises that signed the renegotiation term.

The CVA Energy account was offset by funds received from the Rate Tier Pooling Account (CCRBT) or Tariff Flags Account, which in the year resulted in the deduction of R$ 482,974 from the cost of energy.

9.2.3       System Service Charges - ESS

The objective of the ESS is to cover the cost of maintaining the reliability and stability of the electrical system. Its calculation is performed monthly by CCEE and paid by the distributor and by generation agents. The ESS liability balance set up in 2018 is the result of the lower amount paid in relation to the amount included in the tariff, mainly due to the variation of the costs related to the dispatch of thermal plants.

9.2.4       Energy Development Account - CDE

The balance of the CDE in 2018 is the result of the higher amount of monthly payment quotas, except in this case the CDE discounts resulting from preliminary injunctions, ratified by ANEEL (Note 31.2.1), in relation to the regulatory quota in the electricity tariff.

9.2.5       Neutrality

Portion A's neutrality corresponds to the estimate of the recoverable portion of the sector charges, energy, transportation, financial components and unrecoverable revenues, not billed by the current, and should be understood as the guarantee of transfer to consumers of all the components over which the distributor has no managing power.

9.2.6       Hydrological risk

In the tariff adjustment of 2018, there was calculation of the coverage of the hydrological risks associated with plants committed to Contract of Quotas of Assured Power - CCGF, of the Itaipu plant and of the hydroelectric power plants whose energy was contracted within the Regulated Contracting Environment - ACR and that signed the Risk Renegotiation Term in conformity with Law No. 13,203/2015. The estimated hydrological risk defined in the tariff adjustment will be reversed in the subsequent tariff adjustment, adjusted by the Selic rate.

9.2.7       Tariff refunds

ANEEL, by means of Order No. 245 of January 28, 2016, in line with the Tariff Regulation Procedures - Proret, sub-module 2.1 - General Procedures, determined that the amounts resulting from excess demand and surplus of reagents previously recorded as special obligations should be recorded as sector financial liabilities.

9.2.8       Overcontracting

ANEEL, though the Normative Resolution 255/2007, established the criteria for transfer to the final consumer's tariffs. For the calculation of the transfer of energy overcontracting or exposure to the short-term market, it is necessary to calculate the results in the short-term market of the distributor with data made available by CCEE. The Company closed the 2018 year within the regulatory limits of 100% to 105% contracting, thus ensuring the integral transfer of overcontracting.